Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable [Abstract]
Schedule of Trade and Other Receivables	Trade and other receivables, net of provision for doubtful accounts consist of the following:
	As of March 31,
	2024	2023
Accounts receivable	$14,832	$12,240
Unbilled receivables	4,068	3,578
Less: provision for doubtful accounts	(448)	(454)
Accounts receivable, net	$18,452	$15,364